RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	7 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [Abstract]
Disclosure of detailed information about transactions between related parties [Table Text Block]
	Seven months	Twelve months
	ended	ended
	December 31,	May 31,
	2020	2020
Salaries and fees (1)	$865,052	$880,556
Share-based payments	1,175,647	1,297,981
	$2,040,699	$2,178,537

(1) The services of the Chief Financial Officer ("CFO") of the Company were previously provided through a management services company, Seaboard Services Corp., which bills the Company for various administrative and regulatory services on a monthly basis and included within the monthly amount was the cost of the CFO which is not billed separately. For the seven months ended December 31, 2020, the Company was billed $77,698 (May 31, 2020 - $133,415) by the management services company and part of that amount was for the CFO services, such amount is not included in the table above.  The Company hired a full-time CFO in November 2020 and is no longer using the management services company to provide the services of a CFO.